Supplement to the
Fidelity® Variable Insurance Products
International Capital Appreciation Portfolio and Overseas Portfolio
Initial Class R
April 30, 2006
Prospectus

Effective October 2, 2006, VIP International Capital Appreciation Portfolio is managed by Darren Maupin. Accordingly, the following information replaces all other portfolio manager information for the fund on pages 11 and 12.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.

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VCAR-VOR-06-02 October 15, 2006
1.833266.101

Supplement to the
Fidelity® Variable Insurance Products
International Capital Appreciation Portfolio and Overseas Portfolio
Investor Class R
April 30, 2006
Prospectus

Effective October 2, 2006, VIP International Capital Appreciation Portfolio is managed by Darren Maupin. Accordingly, the following information replaces all other portfolio manager information for the fund on pages 11 and 12.

Darren Maupin is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since October 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Maupin has worked as a research analyst and manager.



VIPINVR-06-02 October 15, 2006
1.826041.102